Income Taxes (Details 6) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Inventory	$ 7,305	$ 5,262
Unused investment tax credits	1,328	1,328
Unused loss carryforward-regular tax	34,341	32,098
Unused loss carryforward-undistributed earnings tax	14,695	11,861
Other	2,425	2,533
Total gross deferred tax assets	60,094	53,082
Less: valuation allowance	(51,242)	(44,320)	$ (40,966)	$ (38,347)
Net deferred tax assets	8,852	8,762
Deferred tax liabilities:
Unrealized foreign exchange gain	(1,181)	(2,709)
Advanced share-based compensation deductions	0	(141)
Prepaid pension cost	(417)	(413)
Acquired intangible assets	(1,178)	(1,573)
Other	(46)	(10)
Total gross deferred tax liabilities	(2,822)	(4,846)
Net deferred tax assets	$ 6,030	$ 3,916